Fully Benefit-Responsive Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contract	Fully Benefit-Responsive Investment Contract
The Plan holds a traditional investment contract that is fully benefit-responsive and, therefore, is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses.
The benefit-responsive investment contract with MassMutual is a separate account evergreen group annuity contract, or SAGIC. MassMutual maintains the contributions in a separate account. Specific securities within the general account are not attributed to the investment contract with the Plan. The Plan owns a series of guarantees that are embedded in the insurance contract. The contractual guarantees are backed up by the full faith and credit of MassMutual, the contract issuer, and in an instance of a shortfall in the separate account, claims would be against MassMutual’s general assets. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. MassMutual is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer. Such interest rates are reviewed on a quarterly basis for resetting. The Plan may terminate the contract with 30 days prior notice.
Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) termination notice by the Company; (ii) amendments to the plan documents (including complete or partial plan termination or merger with another plan); (iii) notice of termination by MassMutual on the anniversary date; (iv) a breach of contract by the Plan; or (v) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The plan administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.